Kurv Yield Premium Strategy Amazon (AMZN) ETF (Ticker: AMZP)

Kurv Yield Premium Strategy Apple (AAPL) ETF (Ticker: AAPY)

Kurv Yield Premium Strategy Google (GOOGL) ETF (Ticker: GOOP)

Kurv Yield Premium Strategy Microsoft (MSFT) ETF (Ticker: MSFY)

Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)

Kurv Yield Premium Strategy Tesla (TSLA) ETF (Ticker: TSLP)

Each fund listed above is referred to individually as a “Fund” and collectively as the “Funds.

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

Supplement dated November 2, 2026

to the Funds’ Prospectus

dated September 30, 2026,

and where applicable a Fund’s Summary Prospectus

(the “Supplement”)

The following amends information contained in the Funds’ current Prospectus and should be read in conjunction with the Funds’ current Prospectus.

__________________________________________________________________

FEES AND EXPENSES: INVESTMENT ADVISORY FEE

At a meeting on October 23, 2026, the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) approved lowering the management fee for each of the Funds from 1.15% to 0.99%, effective November 1, 2026. In connection with lowering the management fee to the same level as the expense cap in place, the Board also approved termination of the expense limitation agreement with respect to each of the Funds also effective November 1, 2026.

Accordingly, effective immediately, all references to the management fee for each of the Funds is changed from 1.15% to 0.99%, and all references to the expense limitation agreement are deleted.

Additionally, the following changes are made:

SUMMARY - FUND FEES AND EXPENSES

The Annual Fund Operating Expenses Table and Expense Example in the Summary for each of the Funds are deleted in their entirety and replaced as follows:

KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the YP Amazon Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Amazon Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Amazon Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the YP Apple Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Apple Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Apple Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the YP Google Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Google Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Google Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the YP Microsoft Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Microsoft Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Microsoft Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

KURV YIELD PREMIUM STRATEGY NETFLIX (NFLX) ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the YP Netflix Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Netflix Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Netflix Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

KURV YIELD PREMIUM STRATEGY TESLA (TSLA) ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.00%
(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the YP Tesla Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the YP Tesla Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

Example

This Example is intended to help you compare the cost of investing in the YP Tesla Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Tesla Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Tesla Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,223

FUND MANAGEMENT

The section “Adviser” under “Fund Management” is deleted in its entirety and replaced with the following:

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129, serves as the investment adviser to the Funds. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategies for the Funds. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for overseeing the management of the Funds’ investments and providing certain administrative services and facilities under an advisory agreement between Kurv ETF Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”).

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the business affairs of the Funds, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services the Adviser provides to the Funds, each Fund pays the Adviser a fee calculated daily and paid monthly based on the applicable Fund’s average daily net assets at the following annual rates:

Fund	Management Fee Annual Rate
Kurv Yield Premium Strategy Amazon (AMZN) ETF	0.99%
Kurv Yield Premium Strategy Apple (AAPL) ETF	0.99%
Kurv Yield Premium Strategy Google (GOOGL) ETF	0.99%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	0.99%
Kurv Yield Premium Strategy Netflix (NFLX) ETF	0.99%
Kurv Yield Premium Strategy Tesla (TSLA) ETF	0.99%

Prior to November 1, 2026, the management fee for each of the Funds was 1.15%.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by a Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser is be available in the Funds’ Form N-CSR for the fiscal period ended November 30, 2025.

You should read this Supplement in conjunction with the Funds’ Prospectus dated September 30, 2026, which provides information that you should know about each Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Funds at 1-833-595-KURV (5878).